INVESTMENTS IN NON-CONSOLIDATED COMPANIES INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) MWh	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 9,700,296	$ 7,223,975	$ 7,877,449
Equity	$ 5,852,771	5,166,593	$ 4,802,997	$ 5,634,703
Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Number of megawatts | MWh	900
Subordinated liabilities	$ 92,500	23,900
Techgen S.A. de C.V. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	48.00%
Proportion of ownership interest in associate's power supply	78.00%
Techgen S.A. de C.V. | Tecpetrol International S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	30.00%
Techgen S.A. de C.V. | Tenaris Investments S.à.r.l.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	22.00%
Proportion of ownership interest in associate's power supply	22.00%
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 3,368,000	2,443,000
Revenue	100,000
Equity	$ 4,164,086	$ 4,153,000